Exhibit 99.1
RBC Covered Bond Programme Monthly Investor RBC Report
Calculation Date:	9/28/2012
Distribution Date:	10/17/2012

This report contains information regarding RBC Covered Bond Programme's Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

The Guarantor LP has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme.  For defined terms, please see page 204 and following of the Global Covered Bond Prospectus ("Global Prospectus") approved by the United Kingdom Listing Authority and published on April 16, 2011 on the website of the Regulatory News Service operated by the London Stock Exchange at http:// www.londonstockexchange.com/exchange/news/market-news/market-news-detail.html?announcementId=10835765 under Royal Bank of Canada and the headline "Publication of Prospectus" or the registration statement filed with the United States Securities and Exchange Commission under File No. 333-181552.  The most recent version of the prospectus filed with the SEC (the "U.S. Prospectus") is available through the SEC's EDGAR system at http://www.sec.gov/cgi-bin/browse-edgar?company=&match=&CIK=&filenum=333-181552&State=&Country=&SIC=&owner=exclude&Find=Find+Companies&action=getcompany

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

Program Information

	Initial	C$
Series	Principal Amount	Equivalent	Maturity Date	Coupon Rate	Rate Type
CB1	€ 2,000,000,000	$2,843,673,000	11/5/2012	4.50%	Fixed
CB2	€ 1,250,000,000	$1,883,750,000	1/22/2018	4.63%	Fixed
CB3	$750,000,000	$750,000,000	11/10/2014	3.27%	Fixed
CB4	$850,000,000	$850,000,000	3/16/2015	3.18%	Fixed
CB5	US$1,500,000,000	$1,507,650,000	4/14/2015	3.13%	Fixed
CB6	$1,100,000,000	$1,100,000,000	3/30/2018	3.77%	Fixed
CB7	CHF 500,000,000	$557,485,000	4/21/2021	2.25%	Fixed
CB8	US$2,500,000,000	$2,440,500,000	9/19/2017	1.20%	Fixed

Parties
Issuer	Royal Bank of Canada
Covered Bond Trustee	Computershare Trust Company of Canada
Guarantor LP	RBC Covered Bond Guarantor Limited Partnership

Royal Bank of Canada's Credit Ratings
	Moody's	Standard & Poor's	DBRS	Fitch Ratings
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A1	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Negative	Stable	Stable
Covered Bonds	Aaa	AAA	AAA	AAA

Events of Defaults & Test Compliance
Issuer Event of Default	No
Guarantor LP Event of Default	No

Supplementary Information

Series	Swap Provider	Translation Rate
CB1	Royal Bank of Canada	1.4218365 C$/€
CB2	Royal Bank of Canada	1.5070000 C$/€
CB3	Royal Bank of Canada	N/A
CB4	Royal Bank of Canada	N/A
CB5	Royal Bank of Canada	1.0051000 C$/US$
CB6	Royal Bank of Canada	N/A
CB7	Royal Bank of Canada	1.1149700 C$/CHF
CB8	Royal Bank of Canada	0.9762000 C$/US$

Asset Coverage Test(1) (C$)

Outstanding Covered Bonds	$11,933,058,000

A = lesser of (i) LTV Adjusted True Balance and	12,994,586,425	A (i)	14,262,826,024
(ii) Asset Percentage Adjusted True Balance		A (ii)	12,994,586,425
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	845,188,754
D = Substitute Assets and/or Authorized Investments	-
Z = Negative Carry Factor calculation	337,315,893
Total: A + B + C + D - Z	$13,502,459,286

Asset Coverage Test	Pass

(1) For further information regarding the Asset Coverage Test, please see pages 157 to 159 of the Global Prospectus or pages 116 to 119 of the U.S. Prospectus.

RBC Covered Bond Programme	Monthly Investor Report - September 28, 2012	Page 1 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/28/2012
Distribution Date:	10/17/2012

Cover Pool Summary Statistics

Previous Month Ending Balance	$14,551,145,864
Current Month Ending Balance	$14,298,794,604
Number of Mortgage Loans in Pool	109,133
Average Loan Size	$131,022
Number of Properties	92,898
Number of Borrowers	91,575

Weighted Average LTV - Authorized	69.49%
Weighted Average LTV - Drawn	61.41%
Weighted Average Rate	3.33%
Weighted Average Original Term	57.77	(Months)
Weighted Average Remaining Term	30.46	(Months)
Weighted Average Seasoning	27.31	(Months)

Cover Pool Delinqunecy Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	108,738	99.64	14,231,457,174	99.53
30 to 59 days past due	121	0.11	20,107,753	0.14
60 to 89 days past due	60	0.05	8,483,352	0.06
90 or more days past due	214	0.20	38,746,325	0.27
Total	109,133	100.00	14,298,794,604	100.00

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
September 28, 2012	118,316	0.01%

Cover Pool Flow of Funds

28-Sep-2012
Cash Inflows
Principal Collections	$252,351,260
Repurchase
Interest Collections	37,136,644
Swap Interest Received *	48,942,984
Cash Outflows
Swap Interest Paid *	(37,136,644)
Intercompany Loan Interest *	(48,845,098)
Intercompany Loan Principal *	(252,351,260)
Net Inflows/(Outflows)	$97,886

* Cash settlement on the Distribution Date

Cover Pool Reserve Account

Reserve Account Balance	$0

Cover Pool Material Breaches or Representations and Warranties

Material Breaches or Representation and Warranties	Nil

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	14,352	13.15	2,160,122,974	15.11
British Columbia	21,309	19.53	3,681,258,467	25.75
Manitoba	4,069	3.73	360,948,880	2.52
New Brunswick	1,824	1.67	131,513,083	0.92
Newfoundland	1,032	0.95	88,880,122	0.62
Northwest Territories	63	0.06	8,723,647	0.06
Nova Scotia	3,381	3.10	285,009,354	1.99
Ontario	42,802	39.21	5,653,946,291	39.55
Prince Edward Island	395	0.36	29,605,902	0.21
Quebec	16,517	15.13	1,563,551,819	10.93
Saskatchewan	3,314	3.04	326,250,097	2.28
Yukon	75	0.07	8,983,968	0.06
Total	109,133	100.00	14,298,794,604	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 28, 2012	Page 2 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/28/2012
Distribution Date:	10/17/2012

Cover Pool Bureau Score Distribution

Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	618	0.57	97,834,076	0.68
499 and below	931	0.85	122,465,784	0.86
500 - 539	682	0.62	92,845,102	0.65
540 - 559	481	0.44	67,668,583	0.47
560 - 579	556	0.51	78,576,617	0.55
580 - 599	816	0.75	116,564,594	0.82
600 - 619	1,136	1.04	159,303,514	1.11
620 - 639	1,649	1.51	239,750,446	1.68
640 - 659	2,594	2.38	368,486,879	2.58
660 - 679	3,457	3.17	497,981,052	3.48
680 - 699	4,837	4.43	712,225,499	4.98
700 - 719	6,307	5.78	903,765,268	6.32
720 - 739	8,628	7.91	1,243,288,919	8.70
740 - 759	11,735	10.75	1,627,402,306	11.38
760 - 779	14,195	13.01	1,900,457,874	13.29
780 - 799	15,361	14.08	1,957,489,116	13.69
800 and above	35,150	32.20	4,112,688,975	28.76
Total	109,133	100.00	14,298,794,604	100.00

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	65,382	59.91	7,967,693,682	55.72
Variable	43,751	40.09	6,331,100,922	44.28
Total	109,133	100.00	14,298,794,604	100.00

Cover Pool Occupancy Type Distribution

Occupancy Code	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	8,515	7.80	1,247,546,859	8.72
Owner Occupied	100,618	92.20	13,051,247,745	91.28
Total	109,133	100.00	14,298,794,604	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	37	0.03	5,648,371	0.04
2.0000% - 2.4999%	18,441	16.90	2,970,548,600	20.77
2.5000% - 2.9999%	23,117	21.18	3,030,707,422	21.20
3.0000% - 3.4999%	15,361	14.08	1,916,893,641	13.41
3.5000% - 3.9999%	29,109	26.67	3,943,660,403	27.58
4.0000% - 4.4999%	12,089	11.08	1,336,773,111	9.35
4.5000% - 4.9999%	1,760	1.61	190,778,763	1.33
5.0000% - 5.4999%	3,502	3.21	406,841,289	2.85
5.5000% - 5.9999%	4,149	3.80	374,999,574	2.62
6.0000% - 6.4999%	1,511	1.38	117,366,091	0.82
6.5000% - 6.9999%	39	0.04	3,557,651	0.02
7.0000% and above	18	0.02	1,019,688	0.01
Total	109,133	100.00	14,298,794,604	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	20,184	18.49	2,343,284,326	16.39
12.00 - 23.99	20,997	19.24	2,810,621,235	19.66
24.00 - 35.99	20,198	18.51	2,921,547,889	20.43
36.00 - 47.99	34,199	31.34	4,642,562,952	32.46
48.00 - 59.99	11,988	10.98	1,392,670,338	9.74
60.00 - 71.99	424	0.39	51,772,544	0.36
72.00 - 83.99	961	0.88	111,096,085	0.78
84.00 and above	182	0.17	25,239,235	0.18
Total	109,133	100.00	14,298,794,604	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 28, 2012	Page 3 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/28/2012
Distribution Date:	10/17/2012

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	53,212	48.78	2,823,365,539	19.75
100,000 - 149,999	21,479	19.68	2,651,887,334	18.55
150,000 - 199,999	13,753	12.60	2,380,284,055	16.65
200,000 - 249,999	8,338	7.64	1,857,648,192	12.99
250,000 - 299,999	5,006	4.59	1,366,120,733	9.55
300,000 - 349,999	2,775	2.54	897,098,136	6.27
350,000 - 399,999	1,555	1.42	578,815,432	4.05
400,000 - 449,999	939	0.86	397,443,613	2.78
450,000 - 499,999	617	0.57	291,911,065	2.04
500,000 - 549,999	396	0.36	207,106,742	1.45
550,000 - 599,999	261	0.24	149,679,131	1.05
600,000 - 649,999	168	0.15	104,680,220	0.73
650,000 - 699,999	137	0.13	92,458,279	0.65
700,000 - 749,999	97	0.09	70,338,463	0.49
750,000 - 799,999	76	0.07	58,667,210	0.41
800,000 - 849,999	59	0.05	48,660,294	0.34
850,000 - 899,999	26	0.02	22,744,166	0.16
900,000 - 949,999	27	0.02	24,924,082	0.17
950,000 - 999,999	38	0.03	37,054,582	0.26
1,000,000 and above	174	0.16	237,907,336	1.66
Total	109,133	100.00	14,298,794,604	100.00

Cover Pool Property Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	10,411	9.54	1,350,334,444	9.44
Detached	85,668	78.50	11,222,426,816	78.50
Duplex	2,192	2.01	285,866,047	2.00
Fourplex	507	0.46	84,744,805	0.59
Other	285	0.26	33,862,530	0.23
Row (Townhouse)	5,021	4.60	675,094,793	4.72
Semi-detached	4,491	4.12	566,625,931	3.96
Triplex	558	0.51	79,839,238	0.56
Total	109,133	100.00	14,298,794,604	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	4,270	4.60	131,672,325	0.92
20.01 - 25.00	1,598	1.72	98,438,381	0.69
25.01 - 30.00	1,702	1.83	123,145,656	0.86
30.01 - 35.00	1,925	2.07	169,336,633	1.18
35.01 - 40.00	2,378	2.56	250,659,457	1.75
40.01 - 45.00	2,343	2.52	266,752,374	1.87
45.01 - 50.00	3,435	3.70	429,044,046	3.00
50.01 - 55.00	3,989	4.29	563,638,560	3.94
55.01 - 60.00	5,262	5.66	826,379,732	5.78
60.01 - 65.00	7,360	7.92	1,314,021,927	9.19
65.01 - 70.00	5,486	5.91	1,033,286,631	7.23
70.01 - 75.00	18,176	19.57	2,576,396,844	18.02
75.01 - 80.00	34,974	37.65	6,516,022,038	45.57
Total	92,898	100.00	14,298,794,604	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	7,069	7.61	269,387,518	1.88
20.01 - 25.00	3,084	3.32	219,450,712	1.53
25.01 - 30.00	3,488	3.75	292,747,509	2.05
30.01 - 35.00	3,946	4.25	394,591,265	2.76
35.01 - 40.00	4,454	4.79	518,570,542	3.63
40.01 - 45.00	4,843	5.21	615,240,607	4.30
45.01 - 50.00	5,787	6.23	798,463,260	5.58
50.01 - 55.00	6,866	7.39	1,047,350,406	7.32
55.01 - 60.00	8,092	8.71	1,350,426,629	9.44
60.01 - 65.00	9,416	10.14	1,700,906,665	11.90
65.01 - 70.00	8,481	9.13	1,605,137,380	11.23
70.01 - 75.00	11,589	12.47	2,207,537,036	15.44
75.01 - 80.00	15,783	17.00	3,278,985,075	22.94
Total	92,898	100.00	14,298,794,604	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 28, 2012	Page 4 of 4